ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
ORDINARY SHARES [Abstract]
ORDINARY SHARES
16.	ORDINARY SHARES

The Company has $7,500,000 authorized share capital which divided into (i) 14,800,000,000 Class A ordinary shares with a par value of $0.0005 each and (ii) 200,000,000 Class B ordinary shares with par value of $0.0005 each. Holders of Class A ordinary shares and Class B ordinary shares shall at all times vote together as one class on all resolutions submitted to a vote for shareholders’ approval or authorization, except for certain class consents required under the Memorandum and Articles of Association. Each Class A ordinary share shall be entitled to one vote, and each Class B ordinary share shall be entitled to three votes, on all matters subject to the vote at general meetings of the Company.

The Company completed the follow-on offering in March 2019 and December 2020, and issued an aggregate of 69,000,000 and 15,180,000 ADSs, respectively, representing 69,000,000 and 15,180,000 Class A ordinary shares for total proceeds, net of issuance costs of $1,517,958 and $2,908,299, respectively.